Segment information (Geographic data) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) drilling_unit	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 1,128.4	$ 1,600.3	$ 1,741.6	$ 1,342.6
Fixed assets - drilling rigs	[1]	$ 5,170.9	$ 5,340.9
Number of drilling units | drilling_unit		11	11
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		$ 638.0	$ 672.2	781.1
Fixed assets - drilling rigs	[1]	2,729.6	2,815.5
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		152.5	175.9	179.4
Fixed assets - drilling rigs	[1]	0.0	554.0
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		89.2	86.3	99.8
Fixed assets - drilling rigs	[1]	234.6	241.0
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		87.1	241.5	190.9
Fixed assets - drilling rigs	[1]	460.9	488.0
Equatorial Guinea
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		48.1	0.0	0.0
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		39.5	185.2	250.1
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		37.3	0.0	0.0
Fixed assets - drilling rigs	[1]	162.5	0.0
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		0.0	208.1	234.7
Fixed assets - drilling rigs	[1]	0.0	575.0
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue		36.7	31.1	$ 5.6
SPAIN
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	1,075.9	496.2
GABON
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	507.4	0.0
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	[1]	$ 0.0	$ 171.2

[1]	The fixed assets referred to in the table above include the eleven drilling units at December 31, 2017 and December 31, 2016. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.